NOTES PAYABLE (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Finance liabilities	$ 205,595	$ 1,644,044
Total notes Payables	87,618,934	152,809,937
Convertible Notes Payable [Member]
Finance liabilities	83,400,000	83,576,661
Non-revolving, senior secured term notes	109,318,116	77,675,000
Convertible debentures	2,500,000
Promissory notes	2,204,476	16,173,250
Promissory notes	2,195,896	2,339,560
Other	15,418	15,418
Total notes Payables	199,633,906	179,779,889
Less. Unamortization Debt Issuance Cost an Loan Origination Fess	(8,518,578)	(10,781,288)
Net Amount	191,115,328	168,998,601
Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)
Notes Payables, net of Current Portion	$ 87,618,934	$ 152,809,937